BUSINESS COMBINATION, PLAN OF REORGANIZATION AND REGISTRATION STATEMENT (Details)		12 Months Ended
	May 06, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Asset Acquisition [Line Items]
Warrants outstanding (in shares) | shares		27,111,323	27,111,623
Stock split	0.2422
Consideration for shares sold	$ 20,040,200
Gross consideration for shares sold	$ 200,402,000	$ 31,247,688
Consideration for shares sold (in CAD per share) | $ / shares	$ 10
Proceeds from issuance of shares through private placement, net of issuance costs	$ 196,255,491	0	$ 196,255,491
Retractable common shares converted (in shares) | shares	17,994,857
Reclass to equity	$ 29,072,804
Transaction costs		$ 0	$ 13,654,851
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrant exercise price (in USD per share) | $ / shares	$ 11.5
Cash	$ 308,232,870
Trade and other payables	1,655,636
Warrant liability	169,452,859
Issued share capital	$ 137,124,375
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrants outstanding (in shares) | shares	27,111,741
Common shares | Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Exchange ratio	1
Shares issued (in shares) | shares	39,911,231
Warrant | Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Exchange ratio	1
Shares issued (in shares) | shares	27,111,741